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                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    Form N-14
                          Post-Effective Amendment No. 1



                          REGISTRATION STATEMENT UNDER
                         THE SECURITIES ACT OF 1933 /X/

                              VANGUARD FIXED INCOME
                                SECURITIES FUNDS
        (Exact Name of Registrant as Specified in Declaration of Trust)

                     P.O. Box 2600, Valley Forge, PA 19482
                    (Address of Principal Executive Office)

                                 (610) 669-1000

                 (Registrant's Area Code and Telephone Number)

                            R. Gregory Barton, Esq.
                                 P.O. Box 2600
                             Valley Forge, PA 19482

                    (Name and Address of Agent for Service)



  NO FILING FEE IS DUE BECAUSE OF RELIANCE ON SECTION 24(F) OF THE INVESTMENT
                              COMPANY ACT OF 1940.

   IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE ON AUGUST 10, 2001,
                     PURSUANT TO PARAGRAPH (B) OF RULE 485.

                      APPROXIMATE DATE OF PUBLIC OFFERING:
  AS SOON AS PRACTICABLE AFTER THIS REGISTRATION STATEMENT BECOMES EFFECTIVE.

THE PROSPECTUS/PROXY STATEMENT, THE STATEMENT OF ADDITIONAL INFORMATION ALONG WITH ITS REQUIRED ATTACHMENTS, AND PART C AND ITS EXHIBITS (OTHER THAN EXHIBIT
11) ARE HEREIN INCORPORATED BY REFERENCE FROM PRE-EFFECTIVE AMENDMENT NO. 1 (FILE NO. 811-2368) AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION VIA EDGAR (ACCESSION NO. 0000932471-01-000365) ON FEBRUARY 23, 2001. EXIHIBIT 11 IS HEREIN INCORPORATED BY REFERENCE FROM PRE-EFFECTIVE AMENDMENT NO. 2 (FILE NO. 811-2368) AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION VIA EDGAR (ACCESSION NO. 0000932471-01-000412)ON MARCH 6, 2001.

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1701 Market street
Philadelphia, PA 191032921
2159655CUJ
Fax: 2159634299

Morgm,Lewis cBocki. LLP
C O U N S E L O R S A T L A W

May 31,200l



Board of Trustees
Vanguard Fixed Income Securities Funds
100 Vanguard Boulevard
Malvem, PA 19355

Board of Trustees
Vanguard Admiral Funds
100 Vanguard Boulevard
Malvern, PA 19355

Re: Agreement and Plan of Reorganization, Dated as of the 12th of March, 2001 (the "Agreement"), By and Between Vanguard Fixed Income Securities Fund, a Delaware business trust ("Acquiring Fund"), on behalf of its series, Vanguard Short-Term Treasury Fund, Vanguard Intermediate-Term Treasury Fund, and Vanguard Long-Term Treasury Fund, and Vanguard Admiral Funds, a Delaware business trust ("Acquired Fund"), on behalf of its series, Vanguard Admiral Short-Term Treasury Fund, Vanguard Admiral Intermediate-Term Treasury Fund, and Vanguard Admiral Long-Term Treasury Fund

Ladies and Gentlemen:

You have requested our opinion as to certain federal income tax consequences of the reorganization of Acquired Fund which will consist of(i) the transfer of all or substantially all of the assets of each series of the Acquired Fund to the corresponding series of the Acquiring Fund (as set forth on Appendix A), in exchange solely for Admiral Shares of beneficial interest of the corresponding series of the Acquiring Fund (the "Acquiring Fund Shares"); (ii) the assumption by each series of the Acquiring Fund of the liabilities of the corresponding series of the Acquired Fund; and (iii) the distribution of the Acquiring Fund Shares to the shareholders of the corresponding Acquired Fund (as set forth on Appendix A) in complete liquidation of each Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement (the "Reorganization").

In rendering our opinion, we have reviewed and relied upon (a) the Agreement and Plan of Reorganization, dated as of the 12th day of March, 2001, by and between Acquiring Fund and the Acquired Fund ("Agreement"), (b) the proxy materials provided to stockholders of each series of the Acquired Fund in connection with the Special Meeting of Stockholders of the Acquired Fund held on May 22,2001,
(c) certain representations concerning the Reorganization made to us by the Acquiring Fund and the Acquired Fund in a letter dated May 31,200l (the "Representation Letter"), (d) all other documents, financial and other reports and corporate minutes which we deemed relevant or appropriate, and (e) such statutes, regulations, rulings and decisions as we deemed material to the rendition of this opinion. All terms used herein, unless otherwise defined, are used as defined in the Agreement.

For purposes of this opinion, we have assumed that each series of the Acquired Fund and the Acquiring Fund on the effective date of the Reorganization satisfies, and following the Reorganization, the Acquiring Fund will continue to satisfy, the requirements of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. Based on the foregoing and provided the Reorganization is carried out in accordance with the applicable laws of the State of Delaware, the Agreement and the Representation Letter, it is our opinion that, with respect to each series and its corresponding series, as the case may be:

1. The Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a)(l)(C) of the Code, and Acquired Fund and Acquiring
Fund will each be a party to the reorganization within the meaning of Section 368(b) of the Code.

2. No gain or loss will be recognized by Acquired Fund upon the transfer of all of its assets to Acquiring Fund in exchange solely for Acquiring Fund Shares pursuant to Section 361(a) and Section 357(a) of the Code.

3. No gain or loss will be recognized by Acquiring Fund upon the receipt by it of all of the assets of Acquired Fund in exchange solely for Acquiring Fund Shares pursuant to Section 1032(a) of the Code.

4. The basis of the assets of Acquired Fund received by Acquiring Fund will be the same as the basis of such assets to Acquired Fund immediately prior to the exchange pursuant to Section 362(b) of the Code.

5. The holding period of the assets of Acquired Fund received by Acquiring Fund will include the period during which such assets were held by Acquired Fund pursuant to Section 1223(2) of the Code.

6. No gain or loss will be recognized by the stockholders of Acquired Fund upon the exchange of their Acquired Fund Shares for Acquiring Fund Shares (including fractional shares to which they may be entitled), pursuant to Section 354(a) of the Code.

7. The basis of the Acquiring Fund Shares received by the stockholders of Acquired Fund (including fractional shares to which they may be entitled) will be the same as the basis of the Acquired Fund Shares exchanged therefor pursuant to Section 358(a)(l) of the Code.

8. The holding period of the Acquiring Fund Shares received by the stockholders of Acquired Fund (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund Shares surrendered in exchange lherefor,.provided that the Acquired Fund Shares were held as a capital asset on the effective date of the Reorganization, pursuant to Section 1223( 1) of the Code.

9. Acquiring Fund will succeed to and take into account as of the date of the proposed transfer (as defined in Section 1.38 1 (b)-1 (b) of the Income Tax Regulations) the items of Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381(b) and (c), 382,383 and 384 of the Code.

This opinion letter expresses our views only as to U.S. federal income tax laws in effect as of the date hereof. It represents our best legal judgment as to the matters addressed herein, but is not binding on the Internal Revenue Service or the courts. Accordingly, no assurance can be given that the opinions and analysis expressed herein, if contested, would be sustained by a court. Our opinion is based upon the Code, the applicable Treasury Regulations promulgated thereunder, the present position of the Internal Revenue Service as set forth in published revenue rulings and revenue procedures, present administrative positions of the Internal Revenue Service, and existing judicial decisions, all of which are subject to change either prospectively or retroactively. We do not undertake to make any continuing analysis of the facts or relevant law following the date of this letter. Our opinion is conditioned upon the performance by Acquiring Fund and Acquired Fund of their undertakings in the Agreement and the Representation Letter.

This opinion is being rendered to Acquiring Fund and Acquired Fund and may be relied upon only by the series of such funds and the stockholders of each series.

Very truly yours,



MORGAN, LEWIS & BOCKIUS, LLP.

                                                                 MORGAN, LEWIS &
                                                                   BOCKIUS, LLP.

                                   APPENDIX A

                                            Corresponding Series
Series of Acquired Fund                     of Acquiring Fund
-----------------------                     -----------------

Vanguard Admiral Short-Term                 Vanguard Short-Term Treasury Fund
Treasury Fund

Vanguard Admiral Intermediate-Term          Vanguard Intermediate-Term
Treasury Fund                               Treasury Fund

Vanguard Admiral Long-Term                  Vanguard Long-Term Treasury Fund
Treasury Fund